FINANCIAL INSTRUMENTS (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ (12,571)	$ (17,785)
Amounts restated through retained earnings	(2,875)	0	$ 0
Allowance account for credit losses of financial assets	(12,571)	(17,785)
In Accordance with IAS 39 [Member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(17,785)	(16,644)	(19,860)
Allowance account for credit losses of financial assets	(17,785)	(16,644)	(19,860)
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(15,147)	(16,644)	(16,644)
Increase in loan loss allowance recognised in profit or loss during the year	(5,027)	(3,423)	(2,479)
Receivables written off during the year as uncollectible	8,620	1,806	5,250
Unused amount reversed	1,920	476	445
Allowance account for credit losses of financial assets	$ (15,147)	$ (16,644)	$ (16,644)